Property, plant and equipment (Impairment) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)	¥ 5,719,990	¥ 989,778	¥ 1,046,195
Power plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax and non-inflation rate		7.74%
Power plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax and non-inflation rate		12.84%
Coal-fired power project in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)		¥ 14,000
Wind power project in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment (Note 7)		¥ 8,000
Entity's total for individual assets or cash-generating units [member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of CGUs in aggregate	¥ 8,879,000
Entity's total for individual assets or cash-generating units [member] | Property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax and non-inflation rate	7.00%
Entity's total for individual assets or cash-generating units [member] | Property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax and non-inflation rate	12.77%